Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Self-insured accrual		$ 46,797	$ 47,959
Insurance Settlement
Commitments and Contingencies
Loss contingency, range of possible loss, portion not accrued	$ 25,000	$ 25,000